Related Parties and Party-in-Interest (Details) - EBP, Employer, Common Stock - EBP 001 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares owned (in shares)	288,423	266,905
Loss on sale	$ 5,557	$ 66,632
Shares purchased (in shares)	55,992	27,869
Cost of acquiring shares	$ 190,936	$ 126,147
Number of shares sold (in shares)	34,474	42,894